UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended:  December 31, 2002

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco February 10, 2003

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		21

Form 13F Information Table Value Total:		$45,214

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIR PRODUCTS & CHEMICALS, INC. COM              009158106     2346 54885.000SH       SOLE                54885.000
APOLLO GROUP INC - CL A        COM              037604105     2679 60890.000SH       SOLE                60890.000
BALL CORP                      COM              058498106     2659 51950.000SH       SOLE                51950.000
CANADIAN NATIONAL RAILWAY CO.  COM              136375102     2433 58545.000SH       SOLE                58545.000
COCA-COLA ENTERPRISES          COM              191219104     1944 89500.000SH       SOLE                89500.000
CONCORD EFS INC                COM              206197105     2029 128890.000SH      SOLE               128890.000
CONOCOPHILLIPS                 COM              20825C104     2184 45125.000SH       SOLE                45125.000
EXXON MOBIL CORP               COM              30231G102      228 6520.000 SH       SOLE                 6520.000
FOREST LABORATORIES INC        COM              345838106     3777 38455.000SH       SOLE                38455.000
HEWLETT PACKARD CO             COM              428236103     1761 101414.000SH      SOLE               101414.000
INTEL CORP                     COM              458140100     1493 95919.000SH       SOLE                95919.000
JOHNSON & JOHNSON              COM              478160104     2869 53420.000SH       SOLE                53420.000
LABORATORY CORP OF AMERICA     COM              50540r409     1939 83425.000SH       SOLE                83425.000
MEDTRONIC INC                  COM              585055106     3163 69370.000SH       SOLE                69370.000
MICROSOFT CORP                 COM              594918104     2454 47460.000SH       SOLE                47460.000
NOBLE CORPORATION              COM              G65422100     2935 83505.000SH       SOLE                83505.000
SUN MICROSYSTEMS INC           COM              866810104      401 128920.000SH      SOLE               128920.000
TARGET CORP                    COM              87612E106     2291 76370.000SH       SOLE                76370.000
VARIAN MEDICAL SYSTEMS INC.    COM              92220P105     2931 59090.000SH       SOLE                59090.000
WELLS FARGO & COMPANY          COM              949746101      442 9435.000 SH       SOLE                 9435.000
WHOLE FOODS MARKET INC         COM              966837106     2256 42775.000SH       SOLE                42775.000